Document And Entity Information	Sep. 26, 2022
Document Information [Line Items]
Entity, Registrant Name	NAVIDEA BIOPHARMACEUTICALS, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 26, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35076
Entity, Tax Identification Number	31-1080091
Entity, Address, Address Line One	4995 Bradenton Avenue
Entity, Address, Address Line Two	Suite 240
Entity, Address, City or Town	Dublin
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	43017
City Area Code	614
Local Phone Number	793-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000810509
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	NAVB
Security Exchange Name	NYSE
PreferredStockPurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE